CAPITAL STOCK - Disclosure of change in the accrued PSU liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 2,943	$ 2,531
Foreign exchange gain (loss)	27,913	(5,171)
Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	0
Share-based compensation	795
Foreign exchange gain (loss)	(31)
Outstanding, end of year	$ 764	$ 0